Government Bonds, Long-Term Notes Receivable And Other Assets - Summary of Roll forward of the Mexican Bonds (Detail) - Mexican Bonds - Mexican Government - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Roll Forward Related to the Promissory Notes [Roll Forward]
Balance as of the beginning of the year	$ 110,179,517	$ 110,855,356
Government Bonds collected (1)	(45,849,715)	0
Accrued interests	7,426,089	7,534,938
Interests received from bonds	(8,052,642)	(7,455,715)
Impact of the valuation of bonds in UDIs	(445,787)	491,975
Amortized cost	870,834	(1,250,358)
Reversal of impairment of bonds	4,122	3,321
Balance at the end of the year	$ 64,132,418	$ 110,179,517